Non-Current Liabilities - US Warrant Liability	12 Months Ended
Jun. 30, 2023
Statement [LineItems]
Non-Current Liabilities - US Warrant Liability
NOTE 15.
NON-CURRENT
LIABILITIES – US WARRANT LIABILITY

	Consolidated
	June 30, 2023	June 30, 2022
	A$	A$

Opening balance	131,896	722,966
Fair value movements	(131,896)	(591,070)
Exercising of warrants*	—	—

Closing Balance	—	131,896

*
In July 2017, the Group completed its first US capital raise after it entered into a securities purchase agreement with certain accredited investors for the Group to issue American Depositary Shares (ADSs) and Warrants of Immutep for cash consideration totaling A$6,561,765. In this private placement, the Company agreed to issue unregistered warrants to purchase up to 1,973,451 of its ADSs. The warrants were issued with an exercise price of US$2.50 per ADS, were exercisable immediately and expired on January 5, 2023. The warrants do not confer any rights to dividends or a right to participate in a new issue without exercising the warrant. During the financial year 2022, 1,347,211 of these warrants were exercised at US$2.49 each and 206,507 of these warrants remained as at June 30, 2022. During the financial year 2023 no warrants were exercised, and 206,507 warrants expired on January 5, 2023.

In December 2018, the Group completed its second US capital raise after it entered into a securities purchase agreement with certain accredited investors to purchase American Depositary Shares (ADSs) and Warrants of Immutep for cash consideration totaling A$7,328,509. In this private placement, the Group agreed to issue unregistered warrants to purchase up to 2,080,000 of its ADSs.

The warrants were issued with an exercise price of US$2.50 per ADS. The Warrants were able to be exercised in whole or in part at any time or times up until the Warrant Expiry Date of February 12, 2022. The warrants did not confer any rights to dividends or a right to participate in a new issue without exercising the warrant. In December 2020, 2,080,000 of these warrants were exercised at US$2.49 each, hence none of these warrants remain as at June 30, 2023.
Both US warrant issues represent a written option to exchange a fixed number of the Group’s own equity instruments for a fixed amount of cash that is denominated in a foreign currency (US dollars) and is thus classified as a derivative financial liability in accordance with AASB 132 (IAS 32). The US warrants liability is initially recorded at fair value at issue date and subsequently measured at fair value through profit and loss at each reporting date. Capital raising costs have been allocated proportionately between issued capital and the US warrant issues in accordance with their relative fair values.
The 10 to 1 share consolidation in November 2019 did not change the number of US warrants nor the exercise price of those warrants as the American Depository Receipt (ADR) ratio was also changed from 1 ADS representing 100 shares to 1 ADS representing 10 shares. The effective date of the change was November 5, 2019.
However, under the anti-dilution clause of share purchase agreements, the exercise price was adjusted due to the entitlement offer the Group conducted in August 2019. As a result, the exercise price for the remaining warrants is now US$2.49.
Fair value of warrants
As of June 30, 2023, the fair value of the US warrant is nil, given that there are no remaining outstanding US warrants subsequent to the expiration of 206,507 warrants on January 5, 2023.